Loans Payable – Related Parties	12 Months Ended
Dec. 31, 2025
Loans Payable – Related Parties [Abstract]
LOANS PAYABLE – RELATED PARTIES

NOTE 8: LOANS PAYABLE – RELATED PARTIES

On December 28, 2022, the Company received a non-interest bearing loan in the amount of $250,000 from a related party (“2022 Loan 1”). The Company imputed interest at a rate of 12% per annum, and charged interest expense in the amount of $14,548 and $30,082 to additional paid-in capital pursuant to 2022 Loan 1 during the years ended December 31, 2025 and 2024, respectively. On June 30, 2025, the Company issued 250,000 shares of common stock at a price of $1.00 per share for the conversion of 2022 Loan 1 in the amount of $250,000. There was no gain or loss recorded on this transaction as the conversion occurred at the market price at the time of the conversion. Principal in the amount of $0 and $250,000 was due under 2022 Loan 1 at December 31, 2025 and 2024, respectively.